REPORTABLE SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	$ 6,415,109	$ 5,869,341	$ 6,997,617	$ 6,997,617
Revenue from rendering of services	131,037	142,478	104,453
Revenue	6,546,146	6,011,819	7,102,070
Revenues from transactions with other operating segments	0	0	0
Finance income	66,355	131,666	72,116
Finance costs	(397,923)	(373,496)	(200,366)
Net finance costs	(331,568)	(241,830)	(128,250)
Depreciation and amortizations	685,951	661,068	507,029
Other income	597,061	573,017	100,129
Other expenses	212,213	480,336	373,889
Associates	(22,650)	3,990	7,069
Joint ventures	(23,142)	3,719	26,615
Income tax benefit (expense)	(170,400)	27,293	(142,121)
Profit (loss) of each reportable segment	476,281	(358,527)	704,226
Total Ordinary Income	6,546,146	6,011,819	7,102,070
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	1,228,893	1,263,049	1,207,437
Acquisition and contribution of investments in associates and joint venture	111,969	34,950	132
Segment assets	18,159,312	17,910,364	17,180,108
Segments assets (excluding deferred tax assets)	18,085,903	17,821,797	17,171,097
Deferred tax assets	73,409	88,567	9,011
Associates	76,782	99,806	100,821
Joint Ventures	329,829	323,805	264,850
Segment liabilities	9,435,597	9,901,335	8,920,124
Segment liabilities (excluding deferred tax liabilities)	7,966,085	8,357,711	7,134,209
Deferred tax liabilities	1,469,512	1,543,624	1,785,915
Geographical information on non-current assets
Long-Lived Assets	13,884,694	13,734,786	13,405,187
Elimination [member]
Disclosure Of Reportable Segments [Line Items]
Revenues from transactions with other operating segments	(564,508)	(548,489)	(576,703)
Amounts of additions to non-current assets [Abstract]
Segment assets	(60,427)	(74,137)	(148,413)
Segments assets (excluding deferred tax assets)	(60,427)	(74,137)	(148,413)
Geographical information on non-current assets
Long-Lived Assets	(7,016)	(6,668)	(16,294)
Chile
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	3,644,478	2,998,896	3,633,847
Revenue from rendering of services	91,422	76,928	71,318
Revenue	3,735,900	3,075,824	3,705,165
Total Ordinary Income	3,735,900	3,075,824	3,705,165
Geographical information on non-current assets
Long-Lived Assets	9,219,828	9,542,420	9,431,618
Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	2,810,246	2,935,995	3,396,905
Total Ordinary Income	2,810,246	2,935,995	3,396,905
Geographical information on non-current assets
Long-Lived Assets	4,664,866	4,192,366	3,973,569
Pulp [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	3,299,128	2,687,390	2,886,870
Revenue from rendering of services	130,137	113,520	103,771
Revenue	3,429,265	2,800,910	2,990,641
Revenues from transactions with other operating segments	486,399	475,535	501,011
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	484,953	464,721	296,425
Other income	193,369	498,021	63,759
Other expenses	99,503	399,094	299,469
Associates	6,018	3,084	2,180
Joint ventures	0	0	0
Income tax benefit (expense)	0	0	0
Profit (loss) of each reportable segment	482,213	(182,369)	320,201
Total Ordinary Income	3,429,265	2,800,910	2,990,641
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	977,878	1,109,609	1,128,434
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	13,715,757	13,864,686	13,094,867
Segments assets (excluding deferred tax assets)	13,715,757	13,864,686	13,094,867
Associates	41,352	34,558	36,489
Joint Ventures	0	0	0
Segment liabilities	1,323,157	1,170,684	1,049,313
Segment liabilities (excluding deferred tax liabilities)	1,323,157	1,170,684	1,049,313
Geographical information on non-current assets
Long-Lived Assets	11,624,082	11,454,156	11,283,217
Pulp [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	2,601,740	1,929,554	1,961,303
Total Ordinary Income	2,601,740	1,929,554	1,961,303
Geographical information on non-current assets
Long-Lived Assets	8,322,403	8,565,525	8,540,801
Pulp [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	827,525	871,356	1,029,338
Total Ordinary Income	827,525	871,356	1,029,338
Geographical information on non-current assets
Long-Lived Assets	3,301,679	2,888,631	2,742,416
Wood products [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	3,115,981	3,181,951	4,110,747
Revenue from rendering of services	0	28,335	1
Revenue	3,115,981	3,210,286	4,110,748
Revenues from transactions with other operating segments	15,388	23,040	21,347
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	190,767	186,340	198,632
Other income	26,784	54,688	31,248
Other expenses	76,765	54,980	50,311
Associates	0	0	0
Joint ventures	(24,017)	2,794	24,531
Income tax benefit (expense)	0	0	0
Profit (loss) of each reportable segment	296,667	371,015	883,346
Total Ordinary Income	3,115,981	3,210,286	4,110,748
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	233,144	137,867	72,069
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	2,964,938	2,967,646	2,959,042
Segments assets (excluding deferred tax assets)	2,964,938	2,967,646	2,959,042
Associates	0	0	0
Joint Ventures	211,345	215,322	203,443
Segment liabilities	417,149	392,104	438,864
Segment liabilities (excluding deferred tax liabilities)	417,149	392,104	438,864
Geographical information on non-current assets
Long-Lived Assets	1,712,254	1,708,548	1,681,540
Wood products [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	1,133,259	1,145,647	1,743,181
Total Ordinary Income	1,133,259	1,145,647	1,743,181
Geographical information on non-current assets
Long-Lived Assets	485,877	463,179	491,283
Wood products [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	1,982,722	2,064,639	2,367,567
Total Ordinary Income	1,982,722	2,064,639	2,367,567
Geographical information on non-current assets
Long-Lived Assets	1,226,377	1,245,369	1,190,257
Others [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	6,415,109	0	0
Revenue from rendering of services	130,137	623	681
Revenue	6,545,246	623	681
Revenues from transactions with other operating segments	501,787	49,914	54,345
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	675,720	1,660	1,679
Other income	220,153	334	101
Other expenses	176,268	684	9
Associates	6,018	0	0
Joint ventures	(24,017)	0	0
Income tax benefit (expense)	0	0	0
Profit (loss) of each reportable segment	778,880	(5,517)	(2,906)
Total Ordinary Income	6,545,246	623	681
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets		251	478
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	55,208	16,480	18,291
Segments assets (excluding deferred tax assets)	55,208	16,480	18,291
Associates	0	0	0
Joint Ventures	0	0	0
Segment liabilities	34,968	47,487	22,237
Segment liabilities (excluding deferred tax liabilities)	34,968	47,487	22,237
Geographical information on non-current assets
Long-Lived Assets	53,658	15,481	17,008
Others [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	3,735,000	623	681
Total Ordinary Income	3,735,000	623	681
Geographical information on non-current assets
Long-Lived Assets	53,658	15,481	17,008
Others [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	2,810,246	0	0
Total Ordinary Income	2,810,246	0	0
Geographical information on non-current assets
Long-Lived Assets	0	0	0
Corporate [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	0	0	0
Revenue from rendering of services	900	0	0
Revenue	900	0	0
Revenues from transactions with other operating segments	62,721	0	0
Finance income	0	131,666	72,116
Finance costs	0	(373,496)	(200,366)
Net finance costs	0	(241,830)	(128,250)
Depreciation and amortizations	2,423	8,347	10,293
Other income	377	19,974	5,021
Other expenses	1	25,578	24,100
Associates	0	906	4,889
Joint ventures	0	925	2,084
Income tax benefit (expense)	0	27,293	(142,121)
Profit (loss) of each reportable segment	(460)	(541,656)	(496,415)
Total Ordinary Income	900	0	0
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	1,275	15,322	6,456
Acquisition and contribution of investments in associates and joint venture	0	34,950	132
Segment assets	1,483,836	1,135,689	1,256,321
Segments assets (excluding deferred tax assets)	1,410,427	1,047,122	1,247,310
Deferred tax assets	73,409	88,567	9,011
Associates	35,430	65,248	64,332
Joint Ventures	118,484	108,483	61,407
Segment liabilities	7,660,323	8,291,060	7,409,710
Segment liabilities (excluding deferred tax liabilities)	6,190,811	6,747,436	5,623,795
Deferred tax liabilities	1,469,512	1,543,624	1,785,915
Geographical information on non-current assets
Long-Lived Assets	501,716	563,269	439,716
Corporate [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	900	0	0
Total Ordinary Income	900	0	0
Geographical information on non-current assets
Long-Lived Assets	364,906	504,903	398,820
Corporate [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Total Ordinary Income	0	0	0
Geographical information on non-current assets
Long-Lived Assets	136,810	58,366	40,896
Sub Total [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	0	5,869,341	6,997,617
Revenue from rendering of services	0	141,855	103,772
Revenue	0	6,011,196	7,101,389
Revenues from transactions with other operating segments	0	498,575	522,358
Finance income	66,355	0	0
Finance costs	(397,923)	0	0
Net finance costs	(331,568)	0	0
Depreciation and amortizations	7,808	651,061	495,057
Other income	376,531	552,709	95,007
Other expenses	35,944	454,074	349,780
Associates	(28,668)	3,084	2,180
Joint ventures	875	2,794	24,531
Income tax benefit (expense)	(170,400)	0	0
Profit (loss) of each reportable segment	(302,139)	188,646	1,203,547
Total Ordinary Income	0	6,011,196	7,101,389
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	16,595	1,247,476	1,200,503
Acquisition and contribution of investments in associates and joint venture	111,969	0	0
Segments assets (excluding deferred tax assets)	16,680,695	16,832,332	16,053,909
Associates	41,352	34,558	36,489
Joint Ventures	211,345	215,322	203,443
Segment liabilities	1,740,306	1,562,788	1,488,177
Segment liabilities (excluding deferred tax liabilities)	1,740,306	1,562,788	1,488,177
Deferred tax liabilities			0
Segment assets	16,680,695	16,832,332	16,053,909
Geographical information on non-current assets
Non current assets subtotal	13,336,336	13,162,704	12,964,757
Sub Total [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	0	3,075,201	3,704,484
Total Ordinary Income	0	3,075,201	3,704,484
Geographical information on non-current assets
Long-Lived Assets	8,808,280	9,028,704	9,032,084
Sub Total [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0	2,935,995	3,396,905
Total Ordinary Income	0	2,935,995	3,396,905
Geographical information on non-current assets
Long-Lived Assets	$ 4,528,056	$ 4,134,000	$ 3,932,673